Accounting Policies - Summary of Foreign Currency Translation (Detail) - Rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Brazilian Real [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Brazilian Real
Average foreign exchange rate	5.3968	5.1568	3.9423
Year-end foreign exchange rate	5.5716	5.1941
Canadian Dollar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Canadian Dollar
Average foreign exchange rate	1.2538	1.3412	1.3269
Year-end foreign exchange rate	1.2716	1.2751
Chinese Renminbi [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Chinese Renminbi
Average foreign exchange rate	6.4493	6.9010	6.9098
Year-end foreign exchange rate	6.3513	6.5404
Danish krone [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Danish Krone
Average foreign exchange rate	6.2919	6.5388	6.6691
Year-end foreign exchange rate	6.5652	6.0650
Euro [Member]
Disclosure of exchange rates [line items]
Description of exchange rate	Euro
Average foreign exchange rate	0.8460	0.8771	0.8933
Year-end foreign exchange rate	0.8829	0.8151
Hungarian Forint [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Hungarian Forint
Average foreign exchange rate	303.3739	307.9331	290.5732
Year-end foreign exchange rate	325.9300	296.8600
Indian Rupee [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Indian Rupee
Average foreign exchange rate	73.9391	74.1177	70.4208
Year-end foreign exchange rate	74.3009	73.0706
Philippine Peso [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Philippine Peso
Average foreign exchange rate	49.2983	49.6071	51.7955
Year-end foreign exchange rate	50.9800	48.0300
Polish Zloty [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Polish Zloty
Average foreign exchange rate	3.8633	3.8971	3.8389
Year-end foreign exchange rate	4.0579	3.7166
Pound Sterling [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Pound Sterling
Average foreign exchange rate	0.7270	0.7798	0.7841
Year-end foreign exchange rate	0.7417	0.7320
Romanian Leu [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Romanian Leu
Average foreign exchange rate	4.1641	4.2432	4.2388
Year-end foreign exchange rate	4.3692	3.9683
Serbian Dinar [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Serbian Dinar
Average foreign exchange rate	99.4732	103.1510	105.2592
Year-end foreign exchange rate	103.7590	95.8751
Swiss Franc [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Swiss Franc
Average foreign exchange rate	0.9145	0.9387	0.9937
Year-end foreign exchange rate	0.9119	0.8806
Ukrainian Hryvnia [member]
Disclosure of exchange rates [line items]
Description of exchange rate	Ukrainian Hryvnia
Average foreign exchange rate	27.2588	26.9857	25.8045
Year-end foreign exchange rate	27.2850	28.3242